UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     February 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $96,943 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106      669     8258 SH       SOLE                     6508              1750
Akami Technologies             COM              00971t101      216     8522 SH       SOLE                     1522              7000
Amgen Corp                     COM              031162100      836    14776 SH       SOLE                    13026              1750
Catalyst Health Solutions, Inc COM              14888b103     1154    31630 SH       SOLE                    27830              3800
ChevronTexaco Corp             COM              166764100      899    11673 SH       SOLE                     9673              2000
Cisco Systems                  COM              17275R102     1382    57728 SH       SOLE                    45178             12550
Coca Cola Co                   COM              191216100      971    17035 SH       SOLE                    14715              2320
Colgate-Palmolive              COM              194162103     1152    14028 SH       SOLE                    11588              2440
Comcast Corp New 'A'           COM              20030N101      743    44047 SH       SOLE                    33947             10100
ConocoPhillips                 COM              20825c104      810    15865 SH       SOLE                    13265              2600
Du Pont                        COM              263534109      786    23330 SH       SOLE                    19130              4200
Duke Energy Co                 COM              26441c105      762    44305 SH       SOLE                    35805              8500
EMC Corp Mass                  COM              268648102     1113    63734 SH       SOLE                    54634              9100
Emerson Electric               COM              291011104      981    23036 SH       SOLE                    19336              3700
Exxon-Mobil                    COM              30231G102      851    12481 SH       SOLE                    10273              2208
General Electric Co            COM              369604103      542    35840 SH       SOLE                    29090              6750
Google Inc                     COM              38259p508     1439     2321 SH       SOLE                     1931               390
Home Depot Inc                 COM              437076102      832    28745 SH       SOLE                    24645              4100
Illinois Toolworks Inc         COM              452308109      210     4377 SH       SOLE                     1277              3100
Ingersoll-Rand Co              COM              g47791101     1151    32194 SH       SOLE                    24294              7900
Intel Corp                     COM              458140100     1074    52654 SH       SOLE                    43454              9200
iPath: S&P 500 VIX             COM              06740c527     2259    66300 SH       SOLE                    62000              4300
iShares: DJ Telecom            COM              464287713      227    11329 SH       SOLE                    11329
iShares: FTSE China            COM              464287184     1148    27167 SH       SOLE                    27167
iShares: MSCI EAFE             COM              464287465    10471   189420 SH       SOLE                   189420
iShares: Russell 2000          COM              464287655     4093    65555 SH       SOLE                    65555
iShares: Russell Midcap        COM              464287499     5506    66737 SH       SOLE                    66737
Jefferson Bancshares           COM              472375104       55    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1099    17070 SH       SOLE                    13670              3400
Medtronic Inc                  COM              585055106      674    15328 SH       SOLE                    13328              2000
Microsoft                      COM              594918104     1376    45144 SH       SOLE                    35344              9800
Oracle                         COM              68389X105     1151    46903 SH       SOLE                    38253              8650
Parker-Hannifin Corp           COM              701094104      970    17998 SH       SOLE                    15198              2800
Pepsico Inc                    COM              713448108      944    15529 SH       SOLE                    13489              2040
Procter & Gamble               COM              742718109     1009    16649 SH       SOLE                    13929              2720
PS: DB Agriculture             COM              73936b408     1680    63556 SH       SOLE                    63556
PS: DB Base Metals             COM              73936b705     1768    78590 SH       SOLE                    78590
Schlumberger                   COM              806857108     1087    16700 SH       SOLE                    13900              2800
SPDR S&P Biotech               COM              78464a870      343     6389 SH       SOLE                     3989              2400
SPDR: S&P 500                  COM              78462f103    18288   164109 SH       SOLE                   164109
SPDR: S&P Energy               COM              81369Y506     1012    17747 SH       SOLE                    14297              3450
SPDR: S&P Financial            COM              81369Y605     2802   194590 SH       SOLE                   170590             24000
SPDR: S&P Utilities            COM              81369Y886      327    10530 SH       SOLE                     8130              2400
SPDR:S&P Pharmaceuticals       COM              78464a722     1153    30274 SH       SOLE                    24074              6200
Sprint Nextel Corp             COM              852061100      729   199146 SH       SOLE                   168357             30789
T Rowe Price Group             COM              74144t108      226     4250 SH       SOLE                      650              3600
Target Corp                    COM              87612E106      934    19304 SH       SOLE                    15634              3670
Texas Instruments              COM              882508104      738    28314 SH       SOLE                    25164              3150
US 12 Month Nat Gas            COM              91288x109      835    15412 SH       SOLE                    15412
US Oil Fund                    COM              91232n108      820    20881 SH       SOLE                    20881
VG: Emerging Markets           COM              922042858     2577    62862 SH       SOLE                    62862
VG: MCSI US Large Cap 300 Grow COM              921910816     1884    44986 SH       SOLE                    40961              4025
VG: Total US Stock Market      COM              922908769     7440   131983 SH       SOLE                   131983
Walgreens                      COM              931422109     1022    27830 SH       SOLE                    22470              5360
Walt Disney Co                 COM              254687106      860    26680 SH       SOLE                    23680              3000
Zimmer Hldg Inc                COM              98956p102      863    14597 SH       SOLE                    12997              1600